Statement of Investments

June 30, 2019 (Unaudited)

Nationwide AllianzGI International Growth Fund

Common Stocks 99.1%
	Shares	Value

AUSTRALIA 1.0%
Biotechnology 1.0%
CSL Ltd.	430	$65,053

BRAZIL 5.4%
Electrical Equipment 0.6%
WEG SA	7,278	40,484

Food & Staples Retailing 0.6%
Raia Drogasil SA *	1,977	39,180

Health Care Providers & Services 0.6%
Odontoprev SA	7,634	36,302

IT Services 2.9%
StoneCo Ltd., Class A *	6,488	191,915

Multiline Retail 0.7%
Lojas Renner SA	3,714	45,613

		353,494

CANADA 11.5%
Food & Staples Retailing 3.0%
Alimentation Couche-Tard, Inc., Class B	2,993	188,349

Hotels, Restaurants & Leisure 2.7%
Restaurant Brands International, Inc.	2,561	178,100

IT Services 2.1%
Shopify, Inc., Class A *	458	137,469

Road & Rail 1.2%
Canadian National Railway Co.	873	80,797

Software 2.5%
Constellation Software, Inc.	170	160,225

		744,940

CHINA 13.5%
Diversified Consumer Services 0.8%
TAL Education Group, ADR *	1,368	52,121

Interactive Media & Services 7.5%
Baidu, Inc., ADR *	670	78,631
Tencent Holdings Ltd.	7,158	323,831
Weibo Corp., ADR *	1,940	84,487

		486,949

Internet & Direct Marketing Retail 5.2%
Alibaba Group Holding Ltd., ADR *	1,987	336,697

		875,767

DENMARK 9.1%
Health Care Equipment & Supplies 4.8%
Ambu A/S, Class B	15,027	243,433
Coloplast A/S, Class B	564	63,878

		307,311

Pharmaceuticals 1.7%
Novo Nordisk A/S, Class B	2,177	111,048

Road & Rail 2.6%
DSV A/S	1,726	169,457

		587,816

GERMANY 11.2%
Internet & Direct Marketing Retail 0.9%
Zalando SE Reg. S *(a)	1,257	55,773

IT Services 3.8%
Bechtle AG	860	98,769
Wirecard AG	897	150,929

		249,698

Semiconductors & Semiconductor Equipment 2.8%
Infineon Technologies AG	10,370	183,259

Software 3.7%
SAP SE	1,745	239,870

		728,600

Common Stocks (continued)
	Shares	Value

HONG KONG 4.4%
Insurance 4.4%
AIA Group Ltd.	26,391	$285,304

INDIA 4.1%
Banks 4.1%
HDFC Bank Ltd., ADR	2,038	265,022

INDONESIA 1.8%
Banks 0.9%
Bank Central Asia Tbk. PT	27,851	59,146

Specialty Retail 0.9%
Ace Hardware Indonesia Tbk. PT	447,892	57,387

		116,533

IRELAND 2.8%
Airlines 1.2%
Ryanair Holdings plc, ADR *	1,203	77,160

Building Products 1.6%
Kingspan Group plc	1,946	105,690

		182,850

ISRAEL 3.8%
IT Services 3.8%
Wix.com Ltd. *	1,743	247,680

JAPAN 4.5%
Electronic Equipment, Instruments & Components 2.3%
Keyence Corp.	245	150,562

Machinery 1.0%
Hoshizaki Corp.	854	63,503

Trading Companies & Distributors 1.2%
MonotaRO Co. Ltd.	3,223	78,849

		292,914

NETHERLANDS 3.8%
Semiconductors & Semiconductor Equipment 3.8%
ASML Holding NV	1,179	246,490

NEW ZEALAND 1.6%
Air Freight & Logistics 1.6%
Mainfreight Ltd.	3,703	101,374

PHILIPPINES 0.6%
Hotels, Restaurants & Leisure 0.6%
Jollibee Foods Corp.	7,384	40,621

SOUTH AFRICA 2.4%
Diversified Financial Services 2.4%
PSG Group Ltd.	9,222	156,505

SPAIN 0.5%
IT Services 0.5%
Amadeus IT Group SA	413	32,683

SWEDEN 7.8%
Building Products 0.8%
Assa Abloy AB, Class B	2,381	53,902

Chemicals 1.3%
Hexpol AB	10,495	85,574

Electronic Equipment, Instruments & Components 1.3%
Hexagon AB, Class B	1,519	84,350

Machinery 2.4%
Atlas Copco AB, Class A	3,171	101,367
Trelleborg AB, Class B	3,691	52,411

		153,778

Trading Companies & Distributors 2.0%
AddTech AB, Class B	4,270	129,680

		507,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the

Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWITZERLAND 4.8%
Capital Markets 1.6%
Partners Group Holding AG	131	$102,936

Chemicals 1.4%
Sika AG (Registered)	525	89,607

Machinery 0.9%
VAT Group AG Reg. S *(a)	457	56,303

Software 0.9%
Temenos AG (Registered) *	338	60,523

		309,369

UNITED KINGDOM 4.5%
Industrial Conglomerates 2.1%
DCC plc	1,523	136,165

Internet & Direct Marketing Retail 1.0%
ASOS plc *	2,026	65,642

Personal Products 1.4%
Unilever plc	1,433	88,986

		290,793

Total Investments
(cost $4,579,573) — 99.1%		6,431,092

Other assets in excess of liabilities — 0.9%		61,474

NET ASSETS — 100.0%		$6,492,566

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at June 30, 2019 was $112,076 which represents 1.73% of net assets.

ADR	American Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the

Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets
• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$–	$101,374	$–	$101,374
Airlines	77,160	–	–	77,160
Banks	265,022	59,146	–	324,168
Biotechnology	–	65,053	–	65,053
Building Products	–	159,592	–	159,592
Capital Markets	–	102,936	–	102,936
Chemicals	–	175,181	–	175,181
Diversified Consumer Services	52,121	–	–	52,121
Diversified Financial Services	–	156,505	–	156,505
Electrical Equipment	40,484	–	–	40,484
Electronic Equipment, Instruments & Components	–	234,912	–	234,912
Food & Staples Retailing	227,529	–	–	227,529
Health Care Equipment & Supplies	–	307,311	–	307,311
Health Care Providers & Services	36,302	–	–	36,302
Hotels, Restaurants & Leisure	178,100	40,621	–	218,721
Industrial Conglomerates	–	136,165	–	136,165
Insurance	–	285,304	–	285,304
Interactive Media & Services	163,118	323,831	–	486,949
Internet & Direct Marketing Retail	392,470	65,642	–	458,112
IT Services	675,833	183,612	–	859,445
Machinery	–	273,584	–	273,584
Multiline Retail	45,613	–	–	45,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the

Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

June 30, 2019 (Unaudited)

Nationwide AllianzGI International Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Personal Products	$–	$88,986	$–	$88,986
Pharmaceuticals	–	111,048	–	111,048
Road & Rail	80,797	169,457	–	250,254
Semiconductors & Semiconductor Equipment	–	429,749	–	429,749
Software	160,225	300,393	–	460,618
Specialty Retail	–	57,387	–	57,387
Trading Companies & Distributors	–	208,529	–	208,529
Total	$2,394,774	$4,036,318	$–	$6,431,092

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended June 30, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the

Fund’s audited annual report and unaudited semi-annual report.